Borrowings - Brazilian Subsidiaries (Details) $ in Thousands, R$ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 USD ($)	Apr. 30, 2022	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Total borrowings | $	$ 904,949		$ 1,007,752		$ 817,651
Brazilian Subsidiaries | Certificados Recebíveis do Agronegócio (CRA)
Disclosure of detailed information about borrowings [line items]
Nominal amount		R$ 400.0
Total borrowings	82,600	400.0	$ 76,700
Interest rate on borrowings (as a percent)			3.80%
Brazilian Subsidiaries | Debênture
Disclosure of detailed information about borrowings [line items]
Nominal amount		400.0
Total borrowings	82,600	400.0	$ 76,700
Interest rate on borrowings (as a percent)			4.24%
Brazilian Subsidiaries | Banco do Brasil (CCB)
Disclosure of detailed information about borrowings [line items]
Nominal amount		30.0
Total borrowings	3,100	15.0	$ 5,700
Interest rate on borrowings (as a percent)			2.32%
Brazilian Subsidiaries | Itaú BBA (NCR)
Disclosure of detailed information about borrowings [line items]
Nominal amount		40.0
Total borrowings	$ 8,300	R$ 40.0	$ 0
Interest rate on borrowings (as a percent)			1.48%	13.23%